Expense Example, No Redemption - International Growth and Income Fund	Aug. 29, 2025 USD ($)
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 168
Expense Example, No Redemption, 3 Years	520
Expense Example, No Redemption, 5 Years	897
Expense Example, No Redemption, 10 Years	1,754
Class 529-C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	173
Expense Example, No Redemption, 3 Years	536
Expense Example, No Redemption, 5 Years	923
Expense Example, No Redemption, 10 Years	$ 1,528